As filed with the Securities and Exchange Commission on July 20, 2018

Securities Act File No. 333-208312

Investment Company Act File No. 811-23117

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 57	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 58	☒
(Check appropriate box or boxes)

JPMORGAN TRUST IV

(Exact Name of Registrant Specified in Charter)

270 Park Avenue

New York, New York, 10017

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code: (800) 480-4111

Frank J. Nasta, Esq.

J.P. Morgan Investment Management Inc.

270 Park Avenue

New York, NY 10017

(Name and Address of Agent for Service)

With copies to:

Jessica K. Ditullio	Jon S. Rand, Esq.
JPMorgan Chase & Co.	Dechert LLP
1111 Polaris Parkway	1095 Avenue of the Americas
Columbus, OH 43240	New York, NY 10036

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (b).
☐	on (date) pursuant to paragraph (a)(1).
☐	on (date) pursuant to paragraph (a)(2).

If appropriate, check the following box:

☐	The post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 57 relates to the following funds

J.P. Morgan Income Funds

JPMorgan Flexible Long/Short Fund

JPMorgan High Yield Opportunities Fund

J.P. Morgan Money Market Funds

JPMorgan Institutional Tax Free Money Market Fund

J.P. Morgan Municipal Bond Funds

JPMorgan Ultra-Short Municipal Fund

J.P. Morgan SMA Funds

JPMorgan Core Focus SMA Fund

JPMorgan Municipal SMA Fund

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended and the Investment Company Act of 1940, as amended, the Registrant, JPMorgan Trust IV, certifies that it meets all the requirements for effectiveness of the Registration Statement under Rule 485(b) under the Securities Act of 1933, and has duly caused this Post-Effective Amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Columbus and State of Ohio on the 20th day of July, 2018.

JPMorgan Trust IV

By:	Brian S. Shlissel*
Name: Brian S. Shlissel
Title: President and Principal Executive Officer

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities indicated on July 20, 2018.

John F. Finn*	Mary E. Martinez*
John F. Finn Trustee	Mary E. Martinez Trustee

Stephen Fisher*	Marilyn McCoy*
Stephen Fisher Trustee	Marilyn McCoy Trustee

Dr. Matthew Goldstein*	Mitchell M. Merin*
Dr. Matthew Goldstein Trustee	Mitchell M. Merin Trustee

Dennis P. Harrington*	Robert A. Oden, Jr.*
Dennis P. Harrington* Trustee	Robert A. Oden, Jr. Trustee

Frankie D. Hughes*	Marian U. Pardo*
Frankie D. Hughes Trustee	Marian U. Pardo Trustee

Raymond Kanner*	James J. Schonbachler*
Raymond Kanner Trustee	James J. Schonbachler Trustee

Peter C. Marshall*	Brian S. Shlissel*
Peter C. Marshall Trustee	Brian S. Shlissel President And Principal Executive Officer

Timothy J. Clemens*
Timothy J. Clemens Treasurer And Principal Financial Officer

*By	/s/ Jessica K. Ditullio
Jessica K. Ditullio
Attorney-In-Fact

Exhibit Index

Exhibit Number	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase